LEASES (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
LEASES
Summary of combined statements of financial position relating to the right-of-use assets and lease liabilities
The unaudited condensed consolidated statements of financial position show the following amounts relating to the right-of-use assets and lease liabilities:

In thousands of USD	At December 31, 2022	At June 30, 2023
Right-of-use assets
- Land and buildings	60,082	59,754
Investment properties
- Leasehold land	5,547	5,372
In thousands of USD	At December 31, 2022	At June 30, 2023
Lease liabilities mature within 12 months	4,973	5,211
Lease liabilities mature over 12 months	65,452	65,454
Total lease liabilities*	70,425	70,665

*
Lease liabilities in amount of approximately US$4.7 million and US$4.6 million was related to the leasehold land included in the investment properties as of December 31, 2022 and June 30, 2023. See Note 14.

The consolidated statements of financial position show the following amounts relating to the right-of-use assets:

	At December 31,
In thousands of USD	2021	2022
Right-of-use assets
- Land and buildings	58,941	60,082
Investment properties
- Leasehold land	—	5,547
The consolidated statements of financial position show the following amounts relating to the lease liabilities:

	At December 31,
In thousands of USD	2021	2022
Lease liabilities mature within 12 months	3,287	4,973
Lease liabilities mature over 12 months	59,681	65,452
Total lease liabilities*	62,968	70,425

*	Lease liabilities in amount of approximately US$4.7 million was related to the leasehold land included in the investment properties. See Note 12.

Summary of Amounts recognized in profit or loss related to lease
	Periods ended June 30,
In thousands of USD	2022	2023
Depreciation expense of right-of-use assets	2,411	3,205
Interest expense	1,132	1,299
Expense relating to variable payment leases	284	193
Expense relating to short-term leases	316	159
Total	4,143	4,856

	Years ended December 31,
In thousands of USD	2020	2021	2022
Depreciation expense of right-of-use assets*	3,983	4,636	5,371
Gain on lease modification	(6)	(205)	—
Interest expense*	817	1,217	2,425
Expenses relating to variable payment leases	—	610	639
Expenses relating to short-term leases	372	351	527
Total	5,166	6,609	8,962

*
Depreciation expense of right-of-use asset of approximately $0.2 million and interest expense of approximately $0.1 million was related to the leasehold land included in the investment properties. See Note 12.